38 Termination of agreement on real estate asset (Details Narrative) $ in Millions	Jan. 27, 2021 ARS ($)	Dec. 31, 2020 USD ($)
Aseguradora de cuciones S.A [member] | USD
TerminationOfAgreementOnRealEstateAssetLineItems [Line Items]
Receivable result		$ 1,000,000
Payment received		370,000
Remaining balance paid		$ 630,000
Creaurban S.A [member] | Non-adjusting events after reporting period [member]
TerminationOfAgreementOnRealEstateAssetLineItems [Line Items]
Gains on litigation settlements	$ 400
Claim amount	$ 400
Description of assignment claim	an additional contingent price determined in meters that will be of 30% of the square meters to which the holder of the claim would be entitled if an Internal Rate of Return of at least 15% per annum after taxes were applied to the New Tower Project, after having deducted the New Tower’s development and construction costs and the commitments of the trust and the repayment of the mortgage loan with Banco Patagonia S.A. To be valid, the assignment was subject to the acceptance by Banco Comafi S.A. of an offer under similar terms, condition which was met on January 19, 2021, with the offer of assignment thus becoming accepted by edenor.